UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 97.1%
	FINANCE AND INSURANCE ― 12.9%
600	BlackRock, Inc.	$204,312
2,900	JPMorgan Chase & Co.	191,487
1,700	PNC Financial Services Group, Inc. (The)	162,027
3,300	Wells Fargo & Co.	179,388
		737,214
	INFORMATION ― 8.1%
5,000	AT&T, Inc.	172,050
2,300	Time Warner, Inc.	148,741
3,100	Verizon Communications, Inc.	143,282
		464,073
	MANUFACTURING ― 51.2%
2,700	Apple, Inc.	284,202
1,600	Chevron Corp.	143,936
6,900	Cisco Systems, Inc.	187,370
3,500	Dow Chemical Co. (The)	180,180
7,000	Ford Motor Co.	98,630
5,400	General Electric Co.	168,210
4,800	General Motors Co. - Class C	163,248
1,900	Honeywell International, Inc.	196,783
1,900	Johnson & Johnson	195,168
800	Lockheed Martin Corp.	173,720
1,600	Medtronic PLC (1)	123,072
2,500	PepsiCo, Inc.	249,800
5,800	Pfizer, Inc.	187,224
2,200	QUALCOMM, Inc.	109,967
1,500	Raytheon Co.	186,795
1,200	United Technologies Corp.	115,284
1,100	Whirlpool Corp.	161,557
		2,925,146
	MINING, QUARRYING, AND OIL AND GAS EXTRACTION ― 2.0%
2,500	ConocoPhillips	116,725

	PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES ― 1.4%
600	International Business Machines Corp.	82,572

	RETAIL TRADE ― 11.8%
2,400	CVS Health Corp.	234,648
2,300	Home Depot, Inc. (The)	304,175
2,500	Ross Stores, Inc.	134,525
		673,348
	TRANSPORTATION AND WAREHOUSING ― 9.7%
4,300	Delta Air Lines, Inc.	217,967
2,300	Union Pacific Corp.	179,860
1,600	United Parcel Service, Inc. - Class B	153,968
		551,795
	TOTAL COMMON STOCKS
	(COST $5,659,575)	$5,550,873

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

Number of
Shares	Value
SHORT-TERM INVESTMENT ― 8.5%
485,743	Fidelity Institutional Money Market Fund, 0.012% (2)	485,743
TOTAL SHORT-TERM INVESTMENT
(COST $485,743)	$485,743

TOTAL INVESTMENTS ― 105.6%
(Cost $6,145,318)	6,036,616
Liabilities in Excess of Other Assets ― (5.6)%	(320,509)
TOTAL NET ASSETS ― 100.0%	$5,716,107

Percentages are stated as a percent of net assets.

(1) Foreign security denominated in U.S. Dollars
(2) The rate is the annualized seven-day yield at period end.

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows*:

Cost of Investments	$6,145,318
Gross Unrealized Appreciation	39,912
Gross Unrealized Depreciation	(148,614)
Net Unrealized Depreciation	$(108,702)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

CALL OPTIONS WRITTEN - 1.4%	Expiration Date	Exercise Price	Contracts	Value
Apple, Inc.	1/15/2016	110.00	3	$141
Apple, Inc.	2/19/2016	130.00	24	264
AT&T, Inc.	3/18/2016	35.00	50	2,350
BlackRock, Inc.	1/15/2016	360.00	6	585
Chevron Corp.	1/15/2016	90.00	16	3,384
Cisco Systems, Inc.	3/18/2016	30.00	69	1,242
ConocoPhillips	2/19/2016	55.00	25	588
CVS Health Corp.	2/19/2016	100.00	21	3,832
CVS Health Corp.	2/19/2016	105.00	3	144
Delta Air Lines, Inc.	1/15/2016	52.50	5	233
Delta Air Lines, Inc.	1/15/2016	50.00	38	6,060
Dow Chemical Co. (The)	2/19/2016	55.00	35	2,765
Ford Motor Co.	3/18/2016	15.00	70	1,400
General Electric Co.	2/19/2016	32.00	54	2,322
General Motors Co.	1/15/2016	35.00	6	171
General Motors Co.	1/15/2016	37.00	42	84
Home Depot, Inc. (The)	5/20/2016	135.00	23	11,672
Honeywell International, Inc.	1/15/2016	105.00	19	1,653
International Business Machines Corp.	1/15/2016	140.00	1	86
International Business Machines Corp.	1/15/2016	145.00	5	45
Johnson & Johnson	1/15/2016	105.00	19	504
JPMorgan Chase & Co.	3/18/2016	72.50	29	957
Lockheed Martin Corp.	1/15/2016	230.00	7	88
Lockheed Martin Corp.	1/15/2016	225.00	1	55
Medtronic PLC	5/20/2016	82.50	16	2,192
PepsiCo, Inc.	7/15/2016	105.00	25	5,387
Pfizer, Inc.	7/17/2016	35.00	58	3,277
PNC Financial Services Group, Inc. (The)	2/19/2016	97.50	17	2,831
QUALCOMM, Inc.	7/15/2016	50.00	22	8,249
Raytheon Co.	1/15/2016	125.00	15	2,153
Ross Stores, Inc.	5/20/2016	55.00	25	8,499
Time Warner, Inc.	1/15/2016	75.00	20	240
Time Warner, Inc.	4/15/2016	70.00	3	600
Union Pacific Corp.	2/19/2016	80.00	3	600
Union Pacific Corp.	5/20/2016	95.00	20	650
United Parcel Service, Inc.	1/15/2016	101.00	13	110
United Parcel Service, Inc.	4/15/2016	105.00	3	252
United Technologies Corp.	1/15/2016	97.50	12	756
Verizon Communications, Inc.	1/15/2016	46.00	28	1,344
Verizon Communications, Inc.	2/19/2016	47.00	3	143
Wells Fargo & Co.	1/15/2016	57.50	29	174
Wells Fargo & Co.	3/18/2016	57.50	4	216
Whirlpool Corp.	3/18/2016	180.00	11	671

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $125,592)				$78,969

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES ― 6.2%
	Garrison Funding, Ltd.
$1,000,000	Series 2015-1A-C, 4.529%, 5/25/2027 (1)	$945,989
	Halcyon Loan Advisors Funding, Ltd.
1,000,000	Series 2014-3A-D, 4.971%, 10/22/2025 (1)	777,300
	Northwoods Capital XIV Ltd.
1,000,000	Series 2014-14A-C, 3.706%, 11/12/2025 (1)	986,240
	Palmer Square CLO Ltd.
1,000,000	Series 2015-1A-C, 3.778%, 5/21/2027 (1)	900,560

	TOTAL ASSET BACKED SECURITIES
	(COST $3,844,755)	$3,610,089

	BANK LOANS ― 18.2%
1,000,000	Berry Plastics Holding Corporation
	3.750%, 1/6/2021 (6)	987,565
989,848	Charter Communications Operating LLC
	3.000%, 7/1/2020 (6)	973,971
989,924	Chrysler Automotive
	3.250%, 12/05/2018 (6)	982,747
975,234	Diamond Foods, Inc.
	4.250%, 8/20/2018 (6)	974,137
1,000,000	ESH Hospitality, Inc.
	5.000%, 6/24/2019 (6)	1,006,249
992,462	Federal-Mogul Holdings Corp.
	4.750%, 4/15/2021 (6)	879,570
965,180	HMK Intermediate Holdings LLC
	5.000%, 4/1/2019 (6)	962,767
987,342	J. C. Penney Corporation, Inc.
	6.000%, 5/22/2018 (6)	972,532
1,000,000	Level 3 Financing, Inc.
	4.000%, 8/1/2019 (6)	999,870
1,000,000	Quikrete Holdings, Inc.
	4.000%, 9/28/2020 (6)	990,470
973,321	Virgin Media Investment Holdings Limited
	3.500%, 6/30/2023 (2)(6)	954,541

	TOTAL BANK LOANS
	(COST $10,865,745)	$10,684,419

	CONVERTIBLE BONDS ― 5.5%
	HOME BUILDERS ― 1.3%
	Meritage Homes Corp.
750,000	1.875%, 9/15/2032 (5)	738,750

	INTERNET ― 0.9%
	Priceline Group, Inc. (The)
500,000	0.900%, 9/15/2021 (1)(5)	505,625

	REITS ― 1.6%
	Spirit Realty Capital, Inc.
500,000	2.875%, 5/15/2019 (5)	478,753
	Starwood Waypoint Residential Trust
500,000	3.000%, 7/1/2019 (5)	464,375
		943,128

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

Principal
Amount		Value
	RETAIL ― 0.8%
	Restoration Hardware Holdings, Inc.
$500,000	0.000%, 6/15/2019 (1)	$463,125

	SOFTWARE ― 0.9%
	BroadSoft, Inc.
500,000	1.500%, 7/1/2018 (5)	548,125

	TOTAL CONVERTIBLE BONDS
	(COST $3,276,309)	$3,198,753

	CORPORATE BONDS ― 39.2%
	AIRLINES ― 0.8%
	American Airlines Group, Inc.
500,000	5.500%, 10/1/2019 (1)	495,000

	AUTO PARTS & EQUIPMENT ― 0.7%
	Meritor, Inc.
500,000	6.250%, 2/15/2024	430,000

	BANKS ― 9.7%
	BAC Capital Trust XIII
350,000	4.000%, 12/29/2049 (4)(5)	269,063
	Bank of America Corp.
500,000	5.125%, 12/29/2049 (4)(5)	476,874
	Citigroup, Inc.
500,000	5.000%, 8/1/2023 (4)	508,750
500,000	5.950%, 12/29/2049 (4)(5)	489,874
	Fifth Third Bancorp
500,000	4.900%, 12/29/2049 (4)(5)	453,375
	JPMorgan Chase & Co.
500,000	5.000%, 12/29/2049 (4)(5)	475,625
	Mellon Capital IV
250,000	4.000%, 6/29/2049 (4)(5)	193,283
	Morgan Stanley
500,000	5.450%, 12/29/2049 (4)(5)	488,750
	Royal Bank of Scotland Group PLC
500,000	6.100%, 6/10/2023 (2)	538,028
250,000	7.640%, 3/31/2049 (2)(4)	262,500
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	556,875
	Wachovia Capital Trust III
250,000	5.570%, 3/15/2042 (4)(5)	241,125
	Zions Bancorporation
750,000	5.650%, 11/15/2023 (5)	761,400
		5,715,522
	COMMERCIAL SERVICES ― 2.3%
	Iron Mountain, Inc.
500,000	6.000%, 8/15/2023	519,375
500,000	5.750%, 8/15/2024	484,375
	Quad / Graphics, Inc.
500,000	7.000%, 5/1/2022	316,250
		1,320,000

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

Principal
Amount		Value
	DISTRIBUTION/WHOLESALE ― 1.0%
	Park-Ohio Industries, Inc.
$547,000	8.125%, 4/1/2021	$567,513

	DIVERSIFIED FINANCIAL SERVICES ― 1.2%
	AerCap Ireland Capital, Ltd.
500,000	4.625%, 10/30/2020 (2)	513,125
	Goldman Sachs Capital III
250,000	4.000%, 9/29/2049 (4)	176,875
		690,000
	ELECTRIC ― 1.5%
	Calpine Corp.
500,000	5.375%, 1/15/2023	451,250
	NRG Energy, Inc.
500,000	6.250%, 7/15/2022	428,500
		879,750
	ENERGY ― 0.7%
	Ferrellgas LP
500,000	6.500%, 5/1/2021	427,500

	ENTERTAINMENT ― 0.9%
	Cedar Fair LP
500,000	5.375%, 6/1/2024	507,500

	FOOD ― 0.8%
	Simmons Foods, Inc.
500,000	7.875%, 10/1/2021 (1)	453,750

	HEALTHCARE-PRODUCTS ― 0.8%
	Hanger, Inc.
500,000	9.125%, 11/15/2018	460,000

	HEALTHCARE-SERVICES ― 0.7%
	Kindred Healthcare, Inc.
500,000	6.375%, 4/15/2022	416,875

	HOME BUILDERS ― 2.2%
	KB Home
500,000	8.000%, 3/15/2020	544,375
250,000	7.500%, 9/15/2022	250,000
	Shea Homes LP
500,000	5.875%, 4/1/2023 (1)	515,000
		1,309,375
	HOME FURNISHINGS ― 0.9%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020	526,250

	MISCELLANEOUS MANUFACTURE ― 1.0%
	General Electric Co.
617,250	4.000%, 12/29/2049 (4)(5)	618,022

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

Principal
Amount		Value
	LODGING ― 2.7%
	Choice Hotels International, Inc.
$500,000	5.750%, 7/1/2022	$537,500
	Felcor Lodging LP
500,000	5.625%, 3/1/2023	510,000
	MGM Resorts International
500,000	6.625%, 12/15/2021 (5)	514,375
		1,561,875
	MINING ― 1.3%
	Alcoa, Inc.
750,000	6.150%, 8/15/2020	777,188

	OIL & GAS ― 0.8%
	Northern Oil and Gas, Inc.
750,000	8.000%, 6/1/2020	502,500

	PIPELINES ― 0.8%
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	472,500

	RETAIL ― 2.7%
	L Brands, Inc.
750,000	7.600%, 7/15/2037	791,249
	Rite Aid Corp.
750,000	6.125%, 4/1/2023 (1)	779,063
		1,570,312
	SOFTWARE ― 0.8%
	Nuance Communications, Inc.
500,000	5.375%, 8/15/2020 (1)	503,160

	TELECOMMUNICATIONS ― 4.9%
	CenturyLink, Inc.
500,000	5.625%, 4/1/2020	496,249
	Frontier Communications Corp.
1,000,000	10.500%, 9/15/2022 (1)	998,750
500,000	11.000%, 9/15/2025 (1)	496,250
	T-Mobile USA, Inc.
250,000	6.625%, 4/1/2023	255,625
	Windstream Corp.
500,000	7.750%, 10/15/2020	423,125
250,000	7.500%, 4/1/2023	189,325
		2,859,324
	TOTAL CORPORATE BONDS
	(COST $24,336,523)	$23,063,916

	MORTGAGE BACKED SECURITIES ― 21.8%
	Banc of America Mortgage Trust
182,313	Series 2004-B-1A1, 2.496%, 3/25/2034	181,356
	Bear, Stearns & Co., Inc.
202,533	Series 2004-7-4A, 2.825%, 10/25/2034	201,178
	Citicorp Mortgage Securities, Inc.
348,082	Series 2005-7-3A1, 5.000%, 10/25/2035	356,574
	Countrywide Alternative Loan Trust
751,152	Series 2005-24-4A1, 0.656%, 7/20/2035	648,861
	Credit Suisse First Boston Mortgage Securities Corp.
11,152	Series 2004-3-2A1, 5.000%, 4/25/2019	11,369

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

Principal
Amount		Value
	GSR Mortgage Loan Trust
$959,416	Series 2004-9-B1, 2.665%, 8/25/2034	$911,375
373,064	Series 2004-9-4A1, 2.842%, 8/25/2034	364,743
526,485	Series 2004-14-1A1, 0.757%, 12/25/2034	476,266
	HarborView Mortgage Loan Trust
264,490	Series 2004-1-4A, 2.756%, 4/19/2034	263,925
694,646	Series 2004-4 1A, 0.962%, 6/19/2034	609,382
	HomeBanc Mortgage Trust
485,963	Series 2006-2-A1, 0.602%, 12/25/2036	431,864
	IndyMac INDX Mortgage Loan Trust
1,410,948	Series 2005-AR3-2A1, 2.712%, 4/25/2035	1,262,929
	MASTR Adjustable Rate Mortgages Trust
1,029,250	Series 2004-8-B1, 2.437%, 9/25/2034	907,622
	Morgan Stanley Dean Witter Capital I Inc Trust
585,752	Series 2003-HYB1-A2, 1.757%, 3/25/2033	540,871
	MortgageIT Trust
483,555	Series 2005-5-A2, 0.732%, 12/25/2035	435,175
	Prime Mortgage Trust 2005-2
114,664	Series 2005-2-1B2,5.133%, 7/25/2020	108,930
	RFMSI Series 2004-S6 Trust
99,743	Series 2004-S6-3A2, 4.500%, 6/25/2019	100,001
	Salomon Brothers Mortgage Securities VII, Inc.
353,688	Series 2003-HYB1-B1, 2.740%, 9/25/2033	343,519
	Sequoia Mortgage Trust
613,705	Series 2003-4-2A1, 0.752%, 7/20/2033	581,333
	Structured Adjustable Rate Mortgage Loan Trust
359,065	Series 2004-7-M1, 1.322%, 6/25/2034	340,616
	Structured Asset Mortgage Investments II Trust
602,802	Series 2004-AR7-M, 1.077%, 4/19/2035	536,567
1,139,392	Series 2005-AR6-1A1, 0.732%, 9/25/2045	987,641
	Structured Asset Securities Corporation Mortgage Loan Trust
311,420	Series 2005-9XS-2A3, 0.862%, 6/25/2035	279,623
	WaMu Mortgage Pass-Through Certificates Trust
155,150	Series 2004-AR8-A1, 0.842%, 6/25/2044	140,771
460,086	Series 2005-AR3-A3, 2.443%, 3/25/2035	441,270
418,381	Series 2002-AR9-1A, 1.642%, 8/25/2042	398,925
308,054	Series 2003-AR9-2A, 2.563%, 9/25/2033	305,565
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust
632,285	Series 2003-AR3-B1, 2.421%, 6/25/2033	594,950

	TOTAL MORTGAGE BACKED SECURITIES
	(COST $12,719,855)	$12,763,201

Number of
Shares
	PREFERRED STOCKS ― 2.8%
	BANKS ― 0.5%
	Synovus Financial Corp.
10,000	7.375%(5)	278,950

	DIVERSIFIED FINANCIAL SERVICES ― 1.4%
	Ally Financial, Inc.
22,500	8.500%(5)	579,600
	RBS Capital Funding Trust VII
10,000	6.080%(5)	249,300
		828,900

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

Number of
Shares		Value
	INVESTMENT COMPANIES ― 0.4%
	KKR Financial Holdings LLC
10,000	7.375%(5)	$265,800

	REITS ― 0.5%
	Digital Realty Trust, Inc.
10,000	7.375%(5)	269,000

	TOTAL PREFERRED STOCKS
	(COST $1,618,915)	$1,642,650

	CLOSED-END FUND ― 0.1%
3,100	BlackRock Defined Opportunity Credit Trust (5)	40,362

	TOTAL CLOSED-END FUND
	(COST $41,766)	$40,362

Principal
Amount
	SHORT-TERM INVESTMENT ― 4.8%
$2,837,666	Fidelity Institutional Money Market Funds – Institutional Class, 0.012% (3)	2,837,666

	TOTAL SHORT-TERM INVESTMENT
	(COST $2,837,666)	$2,837,666

	TOTAL INVESTMENTS ― 98.6%
	(Cost $59,541,534)	57,841,056
	Other Assets in Excess of Liabilities ― 1.4%	824,208
	TOTAL NET ASSETS ― 100.0%	$58,665,264

Percentages are stated as a percent of net assets.

LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional buyers.
Ziegler Capital Management, LLC (the “Adviser”) has determined these securities to be liquid, unless otherwise noted under procedures established by the Fund’s Board of Trustees.
(2) Foreign security denominated in U.S. Dollars
(3) The rate is the annualized seven-day yield at period end
(4) Perpetual bond with no stated maturity date. Date provided is next call date.
(5) All or a portion of the security is held as collateral for open short positions
(6) Variable rates securities. Rates disclosed as of December 31, 2015.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows*:

Cost of Investments	$59,541,534
Gross Unrealized Appreciation	427,499
Gross Unrealized Depreciation	(2,127,977)
Net Unrealized Depreciation	$(1,700,478)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

SECURITIES SOLD SHORT

Number of
Shares			Value
		COMMON STOCKS ― 1.8%
2,975		BroadSoft, Inc. *	$105,196
15,000		Hanger, Inc. *	246,750
4,100		Meritage Homes Corp. *	139,359
99		Priceline Group, Inc. (The) *	126,220
3,475		Restoration Hardware Holdings, Inc. *	276,089
8,000		Spirit Realty Capital, Inc.	80,160
3,300		Starwood Waypoint Residential Trust	74,712

		TOTAL COMMON STOCKS
		(Proceeds $1,117,079)	$1,048,486

Principal
Amount
		CORPORATE BONDS ― 2.1%
		Continental Resources, Inc.
$600,000		5.000%, 9/15/2022	443,250
		EP Energy LLC
500,000		9.375%, 5/1/2020	321,250
		Noble Holding International, Ltd.
600,000		4.900%, 8/1/2020	456,487

		TOTAL CORPORATE BONDS
		(Proceeds $1,513,942)	$1,220,987

Number of
Shares
		EXCHANGE TRADED FUND ― 5.3%
80,000		iShares US Preferred Stock ETF	3,108,000

		TOTAL EXCHANGE TRADED FUND
		(Proceeds $3,021,009)	$3,108,000

Principal
Amount
		U.S. TREASURY BONDS ― 20.4%
$7,000,000		1.375%, 2/29/2020	6,920,431
3,350,000		1.750%, 2/28/2022	3,302,892
1,600,000		2.000%, 2/15/2025	1,564,312

		TOTALU.S. TREASURY BONDS
		(Proceeds $11,850,588)	$11,787,635

		TOTAL SECURITIES SOLD SHORT ― 29.6%
		(Proceeds $17,502,618)	$17,165,108

	*	Non-Income Producing

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2015 (Unaudited)
TOTAL RETURN SWAP
				Floating				Premium	Unrealized
		Notional	Pay/Receive	Rate	Maturity	Fair		Paid	Appreciation/
Counterparty	Description	Amount	Rate	Index	Date	Value		(Received)	(Depreciation)
JPMorgan	IBOX
	High Yield Index	$3,000,000.00	Receive	3-month LIBOR	3/20/2016	$16,027	(1)	$-	$16,027
Total Total Return Swap						16,027		-	16,027

Total Swap Contracts						$16,027		$-	$16,027

(1) Fair value includes accrued interest

Summary of Fair Value Disclosure at December 31, 2015 (Unaudited)

Security Valuation
Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.
Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Swaps, options, swaptions and any other financial derivatives not traded on an exchange, are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the “Adviser” or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of each Fund’s investments in each category investment type as of December 31, 2015:

Security Valuation (Unaudited) (Continued)
Ziegler FAMCO Covered Call Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$5,550,873	-	$-	$5,550,873
Short-Term Investments	485,743	-	-	485,743
Total	$6,036,616	$-	$-	$6,036,616

Liabilities
Call Options Written	-	(78,969)	-	(78,969)
Total	$-	$(78,969)	$-	$(78,969)

Ziegler Strategic Income Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$-	3,610,089	$-	$3,610,089
Bank Loans	-	10,684,419	-	10,684,419
Convertible Bonds	-	3,198,753	-	3,198,753
Corporate Bonds	-	23,063,916	-	23,063,916
Mortgage Backed Securities	-	12,763,201	-	12,763,201
Preferred Stocks	1,642,650	-	-	1,642,650
Closed-end Fund	40,362	-	-	40,362
Short-Term Investments	2,837,666	-	-	2,837,666
Total	$4,520,678	$53,320,378	$-	$57,841,056

Liabilities
Common Stocks	$(1,048,486)	$-	$-	$(1,048,486)
Corporate Bonds	-	(1,220,987)	-	(1,220,987)
Exchange Traded Fund	(3,108,000)	-	-	(3,108,000)
U.S. Treasury Bonds	-	(11,787,635)	-	(11,787,635)
Total	$(4,156,486)	$(13,008,622)	$-	$(17,165,108)

Other Financial Instruments *
Total Return Swaps	$-	$16,027	$-	$16,027
Total Other Financial Instruments	$-	$16,027	$-	$16,027

* Other financial instruments are total return swaps, which are detailed in the Schedule of Investments.  Values reported are unrealized appreciation/depreciation at period end.
See the Schedule of Investments for further detail of investment classifications.
The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.
There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By        /s/ Christopher E. Kashmerick
             Christopher E. Kashmerick, President and Principal Executive Officer

Date    February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Russell B. Simon
             Russell B. Simon, Treasurer and Principal Financial Officer

Date     February 29, 2016